LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

           Lincoln New York Separate Account N for Variable Annuities
                                   ChoicePlus

     Supplement Dated January 11, 2001 to the Prospectus Dated May 12, 2000


     This supplement describes certain changes to the Prospectus for Lincoln New York Separate Account N for Variable Annuities (ChoicePlus).

     Please review this supplement carefully and keep it with your Prospectus for reference.

     The Expense Table on page 3 of the Prospectus is amended, as follows:

     The entries in the Table for the Delaware GPF High Yield Series is deleted and replaced with the following:

                    Management Fees   12(b)1   Other Expenses   Total Expenses
                    (after any          Fees     (after any       (after any
                    waivers/                      waivers/        waivers/
                    reimbursements                reimbursements  reimbursements

Delaware GPF          0.65%               N/A          0.09%         0.74%
High Yield Series